UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue
         Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     August 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $190,021 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4837    75025 SH       SOLE                    75025        0        0
AT&T INC                       COM              00206R102     7350   206121 SH       SOLE                   206121        0        0
CBS CORP NEW                   CL B             124857202     4650   141846 SH       SOLE                   141846        0        0
CHEVRON CORP NEW               COM              166764100     6451    61149 SH       SOLE                    61149        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4772    46296 SH       SOLE                    46296        0        0
ENNIS INC                      COM              293389102     4314   280521 SH       SOLE                   280521        0        0
EXXON MOBIL CORP               COM              30231G102      570     6659 SH       SOLE                     6659        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4479   127710 SH       SOLE                   127710        0        0
GENERAL ELECTRIC CO            COM              369604103     4723   226627 SH       SOLE                   226627        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4528    99367 SH       SOLE                    99367        0        0
HEINZ H J CO                   COM              423074103     4538    83455 SH       SOLE                    83455        0        0
HOME DEPOT INC                 COM              437076102    16720   315533 SH       SOLE                   315533        0        0
HUBBELL INC                    CL B             443510201     4490    57611 SH       SOLE                    57611        0        0
ISHARES TR                     S&P 500 INDEX    464287200      572     4183 SH       SOLE                     4183        0        0
ISHARES TR                     BARCLY USAGG B   464287226      403     3624 SH       SOLE                     3624        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      538    10759 SH       SOLE                    10759        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      390     4145 SH       SOLE                     4145        0        0
ISHARES TR                     DJ US REAL EST   464287739     4630    72410 SH       SOLE                    72410        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      342     4664 SH       SOLE                     4664        0        0
ITC HLDGS CORP                 COM              465685105     4211    61106 SH       SOLE                    61106        0        0
JOHNSON & JOHNSON              COM              478160104     6893   102029 SH       SOLE                   102029        0        0
JPMORGAN CHASE & CO            COM              46625H100     4112   115083 SH       SOLE                   115083        0        0
KELLOGG CO                     COM              487836108     6437   130497 SH       SOLE                   130497        0        0
MCDONALDS CORP                 COM              580135101     6380    72071 SH       SOLE                    72071        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     4272   129153 SH       SOLE                   129153        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     4241    90267 SH       SOLE                    90267        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4506    80605 SH       SOLE                    80605        0        0
PACKAGING CORP AMER            COM              695156109     4340   153695 SH       SOLE                   153695        0        0
PAYCHEX INC                    COM              704326107     4493   143028 SH       SOLE                   143028        0        0
PEPSICO INC                    COM              713448108     4805    67997 SH       SOLE                    67997        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4470    73153 SH       SOLE                    73153        0        0
PROCTER & GAMBLE CO            COM              742718109     4242    69257 SH       SOLE                    69257        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     6317    90332 SH       SOLE                    90332        0        0
SONOCO PRODS CO                COM              835495102     4177   138542 SH       SOLE                   138542        0        0
SOUTHERN CO                    COM              842587107     4593    99204 SH       SOLE                    99204        0        0
TUPPERWARE BRANDS CORP         COM              899896104     4167    76088 SH       SOLE                    76088        0        0
UNILEVER N V                   N Y SHS NEW      904784709     4429   132802 SH       SOLE                   132802        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4544    57696 SH       SOLE                    57696        0        0
US BANCORP DEL                 COM NEW          902973304     4667   145108 SH       SOLE                   145108        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4879   109795 SH       SOLE                   109795        0        0
WELLS FARGO & CO NEW           COM              949746101     4602   137620 SH       SOLE                   137620        0        0
WORTHINGTON INDS INC           COM              981811102     4947   241690 SH       SOLE                   241690        0        0